American Funds Corporate Bond Fund®
Investment portfolio
February 29, 2024
unaudited

Bonds, notes & other debt instruments 93.21% Corporate bonds, notes & loans 89.09% Financials 21.52%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	USD1,452	$1,507
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[2]	464	495
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[2]	2,900	2,847
American International Group, Inc. 5.125% 3/27/2033	5,010	4,945
American International Group, Inc. 4.80% 7/10/2045	100	92
American International Group, Inc. 4.375% 6/30/2050	1,000	860
Aon Corp. 2.60% 12/2/2031	1,000	832
Aon Corp. 5.00% 9/12/2032	500	489
Aon Corp. 5.35% 2/28/2033	1,497	1,494
Aon Corp. 3.90% 2/28/2052	1,000	758
Aon North America, Inc. 5.15% 3/1/2029	250	250
Aon North America, Inc. 5.30% 3/1/2031	250	250
Aon North America, Inc. 5.45% 3/1/2034	8,840	8,856
Aon North America, Inc. 5.75% 3/1/2054	3,309	3,329
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[2]	2,904	2,843
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]	4,475	4,452
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[2]	3,220	3,282
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	4,464	3,624
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	1,225	992
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	9,703	9,953
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	9,500	9,476
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	859
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	503
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	729
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[2]	2,439	2,469
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[2]	5,085	5,151
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	228	198
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	301	239
Berkshire Hathaway, Inc. 4.50% 2/11/2043	125	118
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]	430	440
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[1]	390	408
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	1,193	1,033
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	625	523
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,275	8,674
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,362
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	600	623
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	3,794	3,039
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	2,310	2,287
BPCE SA 7.003% 10/19/2034 (USD-SOFR + 2.59% on 10/19/2033)[1,2]	580	619
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	450	456
American Funds Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	USD1,530	$1,610
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	1,450	1,506
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	2,108	2,114
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	7,591	7,673
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[2]	1,200	1,239
Chubb INA Holdings, Inc. 3.35% 5/3/2026	675	651
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	3,338	3,226
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	9,350	9,257
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	5,000	4,229
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	2,588	2,101
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	2,615	2,315
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	1,955	1,872
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	1,000	1,049
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[2]	3,920	3,837
CME Group, Inc. 4.15% 6/15/2048	4,000	3,448
Corebridge Financial, Inc. 3.90% 4/5/2032	4,634	4,082
Corebridge Financial, Inc. 4.40% 4/5/2052	217	174
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[2]	2,020	2,012
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	835	783
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	268	275
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	2,250	2,052
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	2,375	2,441
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	5,145	5,323
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	4,975	4,318
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[2]	1,389	1,557
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	1,320	1,355
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	4,517	4,480
Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	867
Five Corners Funding Trust III 5.791% 2/15/2033[1]	2,790	2,868
Five Corners Funding Trust IV 5.997% 2/15/2053[1]	500	527
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.739% 5/15/2026[3]	500	504
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	4,000	3,815
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	547	439
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	880	746
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[2]	413	445
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,000	1,419
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	1,928	1,468
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,544	2,210
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	4,444	3,668
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	1,165	1,226
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	1,245	1,267
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	407
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	1,000	1,012
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	9,211	9,027
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[2]	1,070	1,070
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	4,554	4,392
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	1,416	1,363
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	2,602	2,399
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[2]	4,627	4,580
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	4,029	3,242
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[2]	2,403	2,550
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	6,154	6,123
American Funds Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	USD1,850	$1,315
Lloyds Banking Group PLC 3.75% 1/11/2027	213	204
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]	7,000	7,051
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[2]	325	324
Lloyds Banking Group PLC 4.375% 3/22/2028	590	570
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[2]	883	892
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	4,300	4,256
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[2]	1,310	1,373
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]	3,799	3,490
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	250	255
MetLife, Inc. 5.375% 7/15/2033	2,754	2,768
MetLife, Inc. 4.60% 5/13/2046	100	89
MetLife, Inc. 5.00% 7/15/2052	230	215
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,136
Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	144
Metropolitan Life Global Funding I 4.40% 6/30/2027[1]	1,000	975
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	350	349
Metropolitan Life Global Funding I 4.85% 1/8/2029[1]	250	247
Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	225
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	419
Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	204
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,568	1,552
Metropolitan Life Global Funding I 5.05% 1/8/2034[1]	500	490
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[2]	3,759	3,832
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]	101	98
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[2]	1,341	1,081
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]	210	206
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	2,729	2,714
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	6,322	6,853
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[2]	9,864	9,856
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	502
National Australia Bank, Ltd. 4.951% 1/10/2034[1]	2,518	2,488
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	316
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2,4]	370	350
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[2]	500	510
New York Life Global Funding 3.00% 1/10/2028[1]	100	93
New York Life Global Funding 1.20% 8/7/2030[1]	1,500	1,181
New York Life Global Funding 1.85% 8/1/2031[1]	250	199
New York Life Global Funding 4.55% 1/28/2033[1]	2,155	2,054
New York Life Global Funding 5.00% 1/9/2034[1]	2,550	2,506
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,010	1,000
PayPal Holdings, Inc. 5.05% 6/1/2052	268	252
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[2]	2,000	1,998
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]	2,500	2,502
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	1,057	1,085
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	3,650	3,956
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	6,010	6,030
American Funds Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.70% 3/13/2051	USD725	$554
Royal Bank of Canada 5.00% 2/1/2033	3,000	2,951
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	3,086	3,051
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,376
Synchrony Financial 2.875% 10/28/2031	1,800	1,414
Toronto-Dominion Bank (The) 5.523% 7/17/2028	6,820	6,938
Travelers Companies, Inc. 4.00% 5/30/2047	105	87
Travelers Companies, Inc. 4.05% 3/7/2048	100	84
Travelers Companies, Inc. 2.55% 4/27/2050	452	282
Travelers Companies, Inc. 5.45% 5/25/2053	687	702
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	2,127	2,252
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	1,877	1,878
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	6,050	5,994
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]	4,522	4,400
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	3,384	3,186
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	7,000	6,988
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,396
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	250	248
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	5,202	4,786
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	420
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	2,240	2,217
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,827
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	7,101	6,987
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	1,540	1,535
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	2,945	3,133
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	7,388	6,446
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[2]	1,225	1,000
Willis North America, Inc. 5.90% 3/5/2054	500	500
		381,806
Health care 16.62%
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,656
AbbVie, Inc. 5.05% 3/15/2034	26,701	26,844
AbbVie, Inc. 5.35% 3/15/2044	300	303
AbbVie, Inc. 5.40% 3/15/2054	11,480	11,662
AbbVie, Inc. 5.50% 3/15/2064	925	936
Amgen, Inc. 5.15% 3/2/2028	4,976	4,988
Amgen, Inc. 3.00% 2/22/2029	3,165	2,905
Amgen, Inc. 2.45% 2/21/2030	1,250	1,087
Amgen, Inc. 5.25% 3/2/2030	2,706	2,727
Amgen, Inc. 2.30% 2/25/2031	1,250	1,046
Amgen, Inc. 4.20% 3/1/2033	3,500	3,239
Amgen, Inc. 5.25% 3/2/2033	10,053	10,029
Amgen, Inc. 5.60% 3/2/2043	2,850	2,855
Amgen, Inc. 3.375% 2/21/2050	125	90
Amgen, Inc. 3.00% 1/15/2052	50	33
Amgen, Inc. 4.875% 3/1/2053	2,438	2,189
Amgen, Inc. 5.65% 3/2/2053	6,271	6,273
Amgen, Inc. 4.40% 2/22/2062	174	140
Amgen, Inc. 5.75% 3/2/2063	3,610	3,614
American Funds Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance, LLC 4.85% 2/26/2029	USD3,500	$3,500
AstraZeneca Finance, LLC 4.90% 2/26/2031	3,295	3,289
AstraZeneca Finance, LLC 2.25% 5/28/2031	1,061	890
AstraZeneca Finance, LLC 5.00% 2/26/2034	4,789	4,807
AstraZeneca PLC 3.375% 11/16/2025	177	172
AstraZeneca PLC 0.70% 4/8/2026	2,658	2,433
AstraZeneca PLC 1.375% 8/6/2030	2,347	1,903
Baxter International, Inc. 2.272% 12/1/2028	500	438
Baxter International, Inc. 2.539% 2/1/2032	6,429	5,273
Baxter International, Inc. 3.132% 12/1/2051	456	298
Bayer US Finance, LLC 6.50% 11/21/2033[1]	8,569	8,579
Bayer US Finance, LLC 6.875% 11/21/2053[1]	2,469	2,473
Becton, Dickinson and Co. 4.874% 2/8/2029	2,000	1,976
Boston Scientific Corp. 3.45% 3/1/2024	125	125
Boston Scientific Corp. 2.65% 6/1/2030	3,280	2,868
Boston Scientific Corp. 4.70% 3/1/2049	36	33
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,855	1,851
Bristol-Myers Squibb Co. 5.20% 2/22/2034	16,029	16,166
Bristol-Myers Squibb Co. 5.50% 2/22/2044	975	987
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	326
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	424
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,411	3,781
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,925	7,012
Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,375
Bristol-Myers Squibb Co. 5.65% 2/22/2064	1,925	1,944
Cencora, Inc. 2.70% 3/15/2031	1,622	1,386
Centene Corp. 2.45% 7/15/2028	6,355	5,607
Centene Corp. 4.625% 12/15/2029	2,470	2,340
Centene Corp. 3.375% 2/15/2030	1,963	1,733
Centene Corp. 3.00% 10/15/2030	4,185	3,579
Centene Corp. 2.50% 3/1/2031	6,040	4,953
Centene Corp. 2.625% 8/1/2031	1,530	1,253
Cigna Group (The) 5.125% 5/15/2031	1,100	1,088
Cigna Group (The) 5.25% 2/15/2034	7,475	7,390
CVS Health Corp. 3.25% 8/15/2029	414	377
CVS Health Corp. 5.125% 2/21/2030	1,700	1,690
CVS Health Corp. 1.75% 8/21/2030	1,415	1,150
CVS Health Corp. 1.875% 2/28/2031	3,295	2,651
CVS Health Corp. 5.25% 2/21/2033	5,024	4,975
CVS Health Corp. 5.30% 6/1/2033	3,200	3,178
CVS Health Corp. 5.05% 3/25/2048	65	58
CVS Health Corp. 5.625% 2/21/2053	1,400	1,346
CVS Health Corp. 5.875% 6/1/2053	2,980	2,973
CVS Health Corp. 6.00% 6/1/2063	503	504
Elevance Health, Inc. 4.10% 5/15/2032	1,287	1,186
Elevance Health, Inc. 4.75% 2/15/2033	863	835
Elevance Health, Inc. 4.55% 5/15/2052	1,157	1,012
Elevance Health, Inc. 5.125% 2/15/2053	390	369
Eli Lilly and Co. 3.375% 3/15/2029	3,000	2,828
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	700	711
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,180	1,221
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	1,740	1,809
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	225	250
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,113
American Funds Corporate Bond Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 2.60% 10/1/2040	USD622	$435
Gilead Sciences, Inc. 5.55% 10/15/2053	4,121	4,205
HCA, Inc. 5.20% 6/1/2028	5,000	4,984
HCA, Inc. 4.125% 6/15/2029	1,000	942
HCA, Inc. 2.375% 7/15/2031	2,455	1,999
Kaiser Foundation Hospitals 2.81% 6/1/2041	660	483
Mass General Brigham, Inc. 3.192% 7/1/2049	1,000	713
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,300	1,252
Merck & Co., Inc. 2.15% 12/10/2031	2,000	1,658
Merck & Co., Inc. 2.75% 12/10/2051	3,164	2,043
Merck & Co., Inc. 5.15% 5/17/2063	1,360	1,329
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	14,010	13,648
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,413	6,278
Roche Holdings, Inc. 2.076% 12/13/2031[1]	7,280	5,962
Roche Holdings, Inc. 5.593% 11/13/2033[1]	200	209
Solventum Corp. 5.60% 3/23/2034[1]	8,275	8,226
UnitedHealth Group, Inc. 2.875% 8/15/2029	348	316
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,484	2,342
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,487
UnitedHealth Group, Inc. 4.25% 6/15/2048	468	394
UnitedHealth Group, Inc. 4.45% 12/15/2048	285	251
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,361
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,263
UnitedHealth Group, Inc. 4.95% 5/15/2062	530	490
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	449
		294,823
Utilities 14.71%
AEP Transmission Co., LLC 3.65% 4/1/2050	25	19
AEP Transmission Co., LLC 2.75% 8/15/2051	476	298
American Electric Power Co., Inc. 1.00% 11/1/2025	650	604
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	563
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	415	355
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,522
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	1,000	932
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	2,500	2,335
Commonwealth Edison Co. 3.125% 3/15/2051	25	17
Consumers Energy Co. 4.90% 2/15/2029	2,000	1,996
Consumers Energy Co. 4.60% 5/30/2029	1,625	1,598
Consumers Energy Co. 3.60% 8/15/2032	1,000	904
DTE Energy Co. 3.00% 3/1/2032	1,000	864
Duke Energy Carolinas, LLC 3.20% 8/15/2049	37	26
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,745
Duke Energy Corp. 3.50% 6/15/2051	500	347
Duke Energy Florida, LLC 5.875% 11/15/2033	953	998
Duke Energy Florida, LLC 5.95% 11/15/2052	1,075	1,134
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	625
Edison International 4.125% 3/15/2028	6,853	6,553
Edison International 5.25% 11/15/2028	1,079	1,074
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	4,725	5,255
Emera US Finance, LP 2.639% 6/15/2031	7,975	6,477
Entergy Corp. 2.40% 6/15/2031	2,100	1,731
Entergy Louisiana, LLC 1.60% 12/15/2030	475	377
American Funds Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Louisiana, LLC 2.90% 3/15/2051	USD501	$315
Entergy Texas, Inc. 1.75% 3/15/2031	212	170
Eversource Energy 2.55% 3/15/2031	1,467	1,213
Eversource Energy 5.50% 1/1/2034	4,203	4,163
FirstEnergy Corp. 2.05% 3/1/2025	275	265
FirstEnergy Corp. 1.60% 1/15/2026	4,125	3,820
FirstEnergy Corp. 2.65% 3/1/2030	8,442	7,225
FirstEnergy Corp. 2.25% 9/1/2030	8,830	7,277
FirstEnergy Corp. 3.40% 3/1/2050	2,173	1,454
FirstEnergy Corp., Series B, 4.15% 7/15/2027	5,786	5,501
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	15,525	14,037
Florida Power & Light Co. 5.05% 4/1/2028	3,225	3,251
Florida Power & Light Co. 2.45% 2/3/2032	24	20
Florida Power & Light Co. 2.875% 12/4/2051	1,000	651
Georgia Power Co. 4.95% 5/17/2033	1,475	1,445
Georgia Power Co. 5.25% 3/15/2034	7,150	7,124
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	1,085	1,059
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	207
Metropolitan Edison Co. 4.30% 1/15/2029[1]	200	192
MidAmerican Energy Co. 3.15% 4/15/2050	1,833	1,257
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	3,000	2,875
Mississippi Power Co. 4.25% 3/15/2042	600	501
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028	4,980	4,940
NiSource, Inc. 5.40% 6/30/2033	1,000	1,001
Northern States Power Co. 2.25% 4/1/2031	845	709
Northern States Power Co. 2.60% 6/1/2051	250	155
Northern States Power Co. 4.50% 6/1/2052	1,610	1,408
Northern States Power Co. 5.10% 5/15/2053	738	707
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	2,027	2,095
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,118
Pacific Gas and Electric Co. 2.95% 3/1/2026	343	326
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,252	1,122
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,942	9,034
Pacific Gas and Electric Co. 3.75% 7/1/2028	4,007	3,733
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,442	1,381
Pacific Gas and Electric Co. 4.55% 7/1/2030	3,625	3,406
Pacific Gas and Electric Co. 2.50% 2/1/2031	26,590	21,809
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,200	1,030
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,826	1,662
Pacific Gas and Electric Co. 5.90% 6/15/2032	791	796
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,101	1,127
Pacific Gas and Electric Co. 6.40% 6/15/2033	4,134	4,301
Pacific Gas and Electric Co. 5.80% 5/15/2034	1,002	1,002
Pacific Gas and Electric Co. 3.30% 8/1/2040	50	36
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,402	2,042
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,158	781
PacifiCorp 5.10% 2/15/2029	1,322	1,319
PacifiCorp 2.70% 9/15/2030	4,000	3,437
PacifiCorp 5.30% 2/15/2031	4,640	4,593
PacifiCorp 5.45% 2/15/2034	5,205	5,133
PacifiCorp 4.15% 2/15/2050	275	214
PacifiCorp 3.30% 3/15/2051	175	115
PacifiCorp 2.90% 6/15/2052	4,390	2,680
PacifiCorp 5.35% 12/1/2053	3,645	3,372
American Funds Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.50% 5/15/2054	USD2,923	$2,734
PacifiCorp 5.80% 1/15/2055	3,105	3,004
Progress Energy, Inc. 7.00% 10/30/2031	1,398	1,543
Public Service Company of Colorado 1.90% 1/15/2031	605	493
Public Service Company of Colorado 4.10% 6/15/2048	806	642
Public Service Company of Colorado 3.20% 3/1/2050	1,236	840
Public Service Company of Colorado 2.70% 1/15/2051	2,875	1,742
Public Service Company of Colorado 5.25% 4/1/2053	1,010	956
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,000	1,000
Southern California Edison Co. 4.875% 2/1/2027	5,000	4,974
Southern California Edison Co. 3.65% 3/1/2028	1,521	1,442
Southern California Edison Co. 5.65% 10/1/2028	4,370	4,477
Southern California Edison Co. 2.25% 6/1/2030	1,000	845
Southern California Edison Co. 2.50% 6/1/2031	5,000	4,202
Southern California Edison Co. 5.20% 6/1/2034	7,827	7,662
Southern California Edison Co. 3.60% 2/1/2045	1,180	875
Southern California Edison Co. 3.65% 2/1/2050	684	501
Southern California Edison Co. 2.95% 2/1/2051	4,500	2,897
Southern California Edison Co. 3.45% 2/1/2052	693	484
Southern California Edison Co. 5.75% 4/15/2054	4,600	4,587
Southwestern Electric Power Co. 3.25% 11/1/2051	2,223	1,463
WEC Energy Group, Inc. 5.15% 10/1/2027	3,475	3,473
Wisconsin Power and Light Co. 1.95% 9/16/2031	775	617
Xcel Energy, Inc. 2.60% 12/1/2029	4,000	3,485
Xcel Energy, Inc. 2.35% 11/15/2031	4,929	3,957
Xcel Energy, Inc. 5.45% 8/15/2033	3,525	3,492
Xcel Energy, Inc. 5.50% 3/15/2034	4,370	4,296
Xcel Energy, Inc. 3.50% 12/1/2049	1,783	1,229
		260,867
Industrials 8.83%
Boeing Co. 4.875% 5/1/2025	783	776
Boeing Co. 2.75% 2/1/2026	16,088	15,285
Boeing Co. 2.196% 2/4/2026	2,250	2,112
Boeing Co. 2.70% 2/1/2027	505	471
Boeing Co. 5.04% 5/1/2027	336	333
Boeing Co. 3.25% 2/1/2028	11,627	10,793
Boeing Co. 5.15% 5/1/2030	5,481	5,394
Boeing Co. 3.625% 2/1/2031	224	201
Boeing Co. 5.705% 5/1/2040	1,551	1,512
Boeing Co. 5.805% 5/1/2050	4,096	3,952
Boeing Co. 5.93% 5/1/2060	2,430	2,329
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,368
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	227	163
Canadian National Railway Co. 5.85% 11/1/2033	400	425
Canadian National Railway Co. 6.125% 11/1/2053	871	990
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,253
Canadian Pacific Railway Co. 3.10% 12/2/2051	5,351	3,641
Carrier Global Corp. 2.242% 2/15/2025	191	185
Carrier Global Corp. 5.80% 11/30/2025	250	252
Carrier Global Corp. 2.493% 2/15/2027	50	46
Carrier Global Corp. 2.722% 2/15/2030	1,048	918
Carrier Global Corp. 2.70% 2/15/2031	60	51
Carrier Global Corp. 5.90% 3/15/2034	1,768	1,835
American Funds Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 3.377% 4/5/2040	USD119	$92
Carrier Global Corp. 3.577% 4/5/2050	148	109
Carrier Global Corp. 6.20% 3/15/2054	1,538	1,680
CSX Corp. 3.80% 3/1/2028	1,559	1,501
CSX Corp. 4.25% 3/15/2029	1,000	975
CSX Corp. 4.10% 11/15/2032	389	364
CSX Corp. 5.20% 11/15/2033	275	277
CSX Corp. 3.35% 9/15/2049	1,015	729
CSX Corp. 2.50% 5/15/2051	2,079	1,269
CSX Corp. 4.50% 11/15/2052	350	307
General Dynamics Corp. 1.15% 6/1/2026	1,140	1,051
General Dynamics Corp. 3.75% 5/15/2028	703	678
General Dynamics Corp. 3.625% 4/1/2030	969	906
General Dynamics Corp. 2.25% 6/1/2031	203	171
Honeywell International, Inc. 2.30% 8/15/2024	80	79
Honeywell International, Inc. 1.35% 6/1/2025	124	119
Honeywell International, Inc. 4.875% 9/1/2029	250	250
Honeywell International, Inc. 1.95% 6/1/2030	1,935	1,637
Honeywell International, Inc. 4.95% 9/1/2031	250	250
Honeywell International, Inc. 5.00% 3/1/2035	4,560	4,549
Honeywell International, Inc. 5.25% 3/1/2054	1,270	1,269
Honeywell International, Inc. 5.35% 3/1/2064	250	250
Ingersoll-Rand, Inc. 5.40% 8/14/2028	946	954
Ingersoll-Rand, Inc. 5.70% 8/14/2033	479	487
L3Harris Technologies, Inc. 5.40% 7/31/2033	2,124	2,127
Lockheed Martin Corp. 5.10% 11/15/2027	856	866
Lockheed Martin Corp. 4.50% 2/15/2029	6,646	6,535
Lockheed Martin Corp. 1.85% 6/15/2030	176	147
Lockheed Martin Corp. 5.25% 1/15/2033	3,624	3,701
Lockheed Martin Corp. 4.75% 2/15/2034	198	194
Lockheed Martin Corp. 4.80% 8/15/2034	6,756	6,610
Lockheed Martin Corp. 5.70% 11/15/2054	1,212	1,280
Lockheed Martin Corp. 5.20% 2/15/2055	218	214
Lockheed Martin Corp. 5.90% 11/15/2063	236	257
Lockheed Martin Corp. 5.20% 2/15/2064	2,190	2,141
Norfolk Southern Corp. 5.05% 8/1/2030	4,576	4,575
Norfolk Southern Corp. 4.45% 3/1/2033	245	234
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,302
Northrop Grumman Corp. 3.25% 1/15/2028	1,210	1,135
Northrop Grumman Corp. 4.70% 3/15/2033	9,727	9,393
Northrop Grumman Corp. 4.95% 3/15/2053	3,793	3,509
Otis Worldwide Corp. 5.25% 8/16/2028	1,500	1,512
RTX Corp. 5.00% 2/27/2026	165	165
RTX Corp. 5.75% 11/8/2026	1,000	1,015
RTX Corp. 4.125% 11/16/2028	475	456
RTX Corp. 5.75% 1/15/2029	500	515
RTX Corp. 6.00% 3/15/2031	531	553
RTX Corp. 1.90% 9/1/2031	219	175
RTX Corp. 5.15% 2/27/2033	573	568
RTX Corp. 6.10% 3/15/2034	2,753	2,908
RTX Corp. 2.82% 9/1/2051	750	470
RTX Corp. 3.03% 3/15/2052	3,000	1,963
RTX Corp. 5.375% 2/27/2053	129	125
RTX Corp. 6.40% 3/15/2054	1,730	1,916
American Funds Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 4.75% 2/21/2026	USD5,000	$4,990
Union Pacific Corp. 2.80% 2/14/2032	1,512	1,299
Union Pacific Corp. 3.375% 2/14/2042	530	415
Union Pacific Corp. 4.30% 3/1/2049	510	433
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,335
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,676
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,423
Union Pacific Corp. 3.95% 8/15/2059	175	136
Veralto Corp. 5.35% 9/18/2028[1]	750	756
Veralto Corp. 5.45% 9/18/2033[1]	2,000	2,010
Waste Management, Inc. 4.625% 2/15/2030	4,000	3,937
Waste Management, Inc. 1.50% 3/15/2031	616	490
Waste Management, Inc. 4.875% 2/15/2034	4,000	3,922
		156,621
Consumer staples 5.39%
7-Eleven, Inc. 0.95% 2/10/2026[1]	3,528	3,253
7-Eleven, Inc. 1.30% 2/10/2028[1]	1,841	1,599
7-Eleven, Inc. 1.80% 2/10/2031[1]	2,661	2,121
7-Eleven, Inc. 2.80% 2/10/2051[1]	762	473
Altria Group, Inc. 3.40% 5/6/2030	479	431
Altria Group, Inc. 3.70% 2/4/2051	2,040	1,391
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	2,100	2,011
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	2,493	2,306
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	2,000	1,985
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,166	2,005
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	280	245
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	604
BAT Capital Corp. 2.789% 9/6/2024	600	591
BAT Capital Corp. 3.215% 9/6/2026	470	446
BAT Capital Corp. 2.259% 3/25/2028	499	442
BAT Capital Corp. 6.421% 8/2/2033	3,878	3,992
BAT Capital Corp. 6.00% 2/20/2034	1,435	1,421
BAT Capital Corp. 3.734% 9/25/2040	860	626
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,362
BAT Capital Corp. 4.54% 8/15/2047	1,147	861
BAT Capital Corp. 5.65% 3/16/2052	680	598
BAT Capital Corp. 7.081% 8/2/2053	5,056	5,239
BAT International Finance PLC 4.448% 3/16/2028	475	458
Conagra Brands, Inc. 4.30% 5/1/2024	900	898
Conagra Brands, Inc. 4.60% 11/1/2025	720	710
Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,314
Conagra Brands, Inc. 5.30% 11/1/2038	371	352
Conagra Brands, Inc. 5.40% 11/1/2048	337	311
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	978
Constellation Brands, Inc. 3.60% 2/15/2028	200	189
Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,643
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	1,988
Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,517
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,723
Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,732
Constellation Brands, Inc. 4.10% 2/15/2048	200	161
J. M. Smucker Co. (The) 6.20% 11/15/2033	556	588
J. M. Smucker Co. (The) 6.50% 11/15/2043	289	310
American Funds Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
J. M. Smucker Co. (The) 6.50% 11/15/2053	USD786	$855
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	239	216
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	480	366
PepsiCo, Inc. 1.95% 10/21/2031	2,563	2,102
PepsiCo, Inc. 3.625% 3/19/2050	140	111
PepsiCo, Inc. 2.75% 10/21/2051	310	204
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	4,978
Philip Morris International, Inc. 5.25% 9/7/2028	3,000	3,025
Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,053
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	985
Philip Morris International, Inc. 5.50% 9/7/2030	3,000	3,030
Philip Morris International, Inc. 1.75% 11/1/2030	908	734
Philip Morris International, Inc. 5.75% 11/17/2032	5,214	5,321
Philip Morris International, Inc. 5.375% 2/15/2033	4,300	4,281
Philip Morris International, Inc. 5.625% 9/7/2033	2,600	2,629
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,313
Philip Morris International, Inc. 4.125% 3/4/2043	258	211
Philip Morris International, Inc. 4.25% 11/10/2044	245	202
Procter & Gamble Co. 0.55% 10/29/2025	932	869
Procter & Gamble Co. 1.00% 4/23/2026	342	317
Procter & Gamble Co. 3.95% 1/26/2028	1,881	1,850
Procter & Gamble Co. 3.00% 3/25/2030	152	139
Procter & Gamble Co. 1.20% 10/29/2030	1,000	805
Reynolds American, Inc. 4.45% 6/12/2025	225	222
Walmart, Inc. 4.10% 4/15/2033	3,924	3,741
Walmart, Inc. 4.50% 4/15/2053	3,541	3,221
		95,654
Communication services 5.38%
AT&T, Inc. 1.65% 2/1/2028	1,092	961
AT&T, Inc. 4.35% 3/1/2029	2,500	2,414
AT&T, Inc. 2.25% 2/1/2032	8,711	6,989
AT&T, Inc. 2.55% 12/1/2033	3,437	2,712
AT&T, Inc. 5.40% 2/15/2034	1,020	1,022
AT&T, Inc. 3.50% 9/15/2053	4,945	3,402
AT&T, Inc. 3.55% 9/15/2055	780	532
Charter Communications Operating, LLC 2.80% 4/1/2031	3,700	2,992
Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,368
Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,454
Charter Communications Operating, LLC 5.125% 7/1/2049	315	239
Charter Communications Operating, LLC 3.70% 4/1/2051	4,890	2,971
Charter Communications Operating, LLC 3.90% 6/1/2052	980	617
Charter Communications Operating, LLC 5.25% 4/1/2053	3,000	2,331
Comcast Corp. 1.95% 1/15/2031	2,044	1,680
Comcast Corp. 4.80% 5/15/2033	2,533	2,476
Comcast Corp. 2.887% 11/1/2051	2,786	1,765
Comcast Corp. 5.35% 5/15/2053	310	302
Netflix, Inc. 4.875% 4/15/2028	2,974	2,969
Netflix, Inc. 5.875% 11/15/2028	5,240	5,425
Netflix, Inc. 6.375% 5/15/2029	50	53
Netflix, Inc. 5.375% 11/15/2029[1]	5,574	5,663
Netflix, Inc. 4.875% 6/15/2030[1]	2,624	2,605
T-Mobile USA, Inc. 1.50% 2/15/2026	1,200	1,115
T-Mobile USA, Inc. 2.625% 4/15/2026	125	118
American Funds Corporate Bond Fund — Page 11 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.75% 4/15/2027	USD1,200	$1,151
T-Mobile USA, Inc. 2.05% 2/15/2028	2,010	1,792
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,188
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,211
T-Mobile USA, Inc. 5.05% 7/15/2033	5,612	5,491
T-Mobile USA, Inc. 5.75% 1/15/2034	1,030	1,061
T-Mobile USA, Inc. 5.15% 4/15/2034	4,920	4,847
T-Mobile USA, Inc. 3.00% 2/15/2041	823	595
T-Mobile USA, Inc. 3.40% 10/15/2052	5,864	4,076
T-Mobile USA, Inc. 6.00% 6/15/2054	1,610	1,687
T-Mobile USA, Inc. 5.50% 1/15/2055	950	926
Verizon Communications, Inc. 1.68% 10/30/2030	250	202
Verizon Communications, Inc. 1.75% 1/20/2031	550	441
Verizon Communications, Inc. 2.55% 3/21/2031	621	524
Verizon Communications, Inc. 2.355% 3/15/2032	232	188
Verizon Communications, Inc. 2.65% 11/20/2040	10,365	7,151
Verizon Communications, Inc. 3.40% 3/22/2041	700	537
Verizon Communications, Inc. 2.85% 9/3/2041	18	13
Verizon Communications, Inc. 3.85% 11/1/2042	206	166
Verizon Communications, Inc. 2.875% 11/20/2050	1,229	784
Verizon Communications, Inc. 3.55% 3/22/2051	900	654
Vodafone Group PLC 4.25% 9/17/2050	1,000	788
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	900	732
		95,380
Energy 4.93%
BP Capital Markets America, Inc. 2.721% 1/12/2032	2,250	1,910
BP Capital Markets America, Inc. 4.893% 9/11/2033	13,489	13,234
BP Capital Markets America, Inc. 3.001% 3/17/2052	2,000	1,329
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	997	952
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	40	35
Chevron Corp. 2.954% 5/16/2026	3,220	3,094
Chevron Corp. 1.995% 5/11/2027	2,925	2,692
Chevron Corp. 2.236% 5/11/2030	4,250	3,678
Chevron USA, Inc. 1.018% 8/12/2027	7,000	6,193
ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,634
ConocoPhillips Co. 5.30% 5/15/2053	2,747	2,691
ConocoPhillips Co. 5.55% 3/15/2054	2,290	2,319
Enbridge, Inc. 6.70% 11/15/2053	3,541	3,962
Energy Transfer, LP 6.55% 12/1/2033	2,680	2,844
EQT Corp. 5.70% 4/1/2028	797	803
Equinor ASA 3.625% 9/10/2028	1,370	1,312
Exxon Mobil Corp. 2.61% 10/15/2030	500	439
Exxon Mobil Corp. 3.452% 4/15/2051	5,165	3,828
Kinder Morgan, Inc. 5.20% 6/1/2033	2,313	2,253
Kinder Morgan, Inc. 5.40% 2/1/2034	6,466	6,362
ONEOK, Inc. 5.80% 11/1/2030	367	376
ONEOK, Inc. 6.05% 9/1/2033	2,998	3,091
ONEOK, Inc. 6.625% 9/1/2053	1,542	1,659
Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,447
Petroleos Mexicanos 6.50% 3/13/2027	1,670	1,555
Petroleos Mexicanos 6.70% 2/16/2032	254	205
Qatar Energy 2.25% 7/12/2031[1]	1,060	883
Qatar Energy 3.125% 7/12/2041[1]	809	595
American Funds Corporate Bond Fund — Page 12 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Qatar Energy 3.30% 7/12/2051[1]	USD532	$369
Shell International Finance BV 2.75% 4/6/2030	7,140	6,360
Shell International Finance BV 3.00% 11/26/2051	870	586
TotalEnergies Capital International SA 3.455% 2/19/2029	1,120	1,052
TotalEnergies Capital International SA 2.829% 1/10/2030	470	423
Williams Companies, Inc. 5.15% 3/15/2034	7,508	7,334
		87,499
Information technology 4.14%
Analog Devices, Inc. 2.10% 10/1/2031	309	255
Analog Devices, Inc. 2.95% 10/1/2051	596	399
Apple, Inc. 3.95% 8/8/2052	443	369
Apple, Inc. 4.85% 5/10/2053	225	220
Broadcom Corp. 3.875% 1/15/2027	1,090	1,054
Broadcom, Inc. 4.00% 4/15/2029[1]	585	554
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,374
Broadcom, Inc. 4.15% 11/15/2030	715	669
Broadcom, Inc. 3.419% 4/15/2033[1]	812	694
Broadcom, Inc. 3.469% 4/15/2034[1]	6,255	5,285
Broadcom, Inc. 3.137% 11/15/2035[1]	380	302
Cisco Systems, Inc. 4.85% 2/26/2029	8,823	8,839
Cisco Systems, Inc. 4.95% 2/26/2031	7,826	7,832
Cisco Systems, Inc. 5.05% 2/26/2034	14,260	14,360
Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,536
Intel Corp. 5.15% 2/21/2034	2,031	2,011
Intel Corp. 5.60% 2/21/2054	1,070	1,070
Oracle Corp. 3.60% 4/1/2050	3,023	2,130
Oracle Corp. 5.55% 2/6/2053	2,674	2,557
Salesforce, Inc. 1.95% 7/15/2031	600	492
Salesforce, Inc. 2.70% 7/15/2041	250	179
Salesforce, Inc. 2.90% 7/15/2051	275	183
ServiceNow, Inc. 1.40% 9/1/2030	18,798	15,085
Texas Instruments, Inc. 4.60% 2/8/2029	1,146	1,140
Texas Instruments, Inc. 4.85% 2/8/2034	4,845	4,815
		73,404
Consumer discretionary 2.86%
Amazon.com, Inc. 4.70% 12/1/2032	5,000	4,976
Amazon.com, Inc. 2.875% 5/12/2041	434	326
American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,623
BMW US Capital, LLC 2.55% 4/1/2031[1]	534	457
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	792
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	256	256
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,000	886
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	2,260	1,854
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	1,300	1,296
Ford Motor Co. 3.25% 2/12/2032	1,260	1,034
Ford Motor Co. 6.10% 8/19/2032	740	739
Ford Motor Co. 4.75% 1/15/2043	1,530	1,239
Ford Motor Co. 5.291% 12/8/2046	433	375
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	192
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	407
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	204
Ford Motor Credit Co., LLC 4.95% 5/28/2027	725	705
American Funds Corporate Bond Fund — Page 13 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD200	$209
Ford Motor Credit Co., LLC 6.80% 5/12/2028	400	413
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,967	2,040
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	174
Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,025	3,881
Ford Motor Credit Co., LLC 7.35% 3/6/2030	200	212
Ford Motor Credit Co., LLC 7.20% 6/10/2030	530	559
Ford Motor Credit Co., LLC 4.00% 11/13/2030	530	469
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,214	1,295
Home Depot, Inc. 1.375% 3/15/2031	1,900	1,504
Home Depot, Inc. 3.125% 12/15/2049	593	413
Home Depot, Inc. 2.375% 3/15/2051	2,000	1,178
Hyundai Capital America 1.80% 10/15/2025[1]	774	730
Hyundai Capital America 1.50% 6/15/2026[1]	1,866	1,708
Hyundai Capital America 5.60% 3/30/2028[1]	800	808
Hyundai Capital America 2.00% 6/15/2028[1]	409	359
Hyundai Capital America 5.30% 1/8/2029[1]	509	508
Hyundai Capital America 6.50% 1/16/2029[1]	850	890
Hyundai Capital America 5.40% 1/8/2031[1]	117	117
Marriott International, Inc. 2.75% 10/15/2033	1,724	1,390
McDonald’s Corp. 3.60% 7/1/2030	752	697
McDonald’s Corp. 4.95% 8/14/2033	343	341
McDonald’s Corp. 5.15% 9/9/2052	2,010	1,911
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[1]	667	667
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	1,100	1,159
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]	3,358	3,445
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	3,600	2,981
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,374
		50,793
Real estate 2.84%
Boston Properties, LP 2.55% 4/1/2032	60	47
Boston Properties, LP 2.45% 10/1/2033	716	529
Boston Properties, LP 6.50% 1/15/2034	2,648	2,704
COPT Defense Properties, LP 2.00% 1/15/2029	362	300
COPT Defense Properties, LP 2.75% 4/15/2031	620	501
COPT Defense Properties, LP 2.90% 12/1/2033	619	473
Crown Castle, Inc. 5.00% 1/11/2028	4,351	4,288
Crown Castle, Inc. 5.80% 3/1/2034	1,168	1,184
Equinix, Inc. 2.90% 11/18/2026	583	549
Equinix, Inc. 1.80% 7/15/2027	470	423
Equinix, Inc. 3.20% 11/18/2029	3,314	2,979
Equinix, Inc. 2.15% 7/15/2030	2,680	2,223
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	606	472
Kilroy Realty, LP 6.25% 1/15/2036	2,930	2,824
Prologis, LP 4.875% 6/15/2028	803	802
Prologis, LP 4.75% 6/15/2033	4,281	4,154
Prologis, LP 5.125% 1/15/2034	459	455
Prologis, LP 5.00% 3/15/2034	2,465	2,424
Prologis, LP 5.25% 6/15/2053	156	151
Prologis, LP 5.25% 3/15/2054	340	327
Public Storage Operating Co. 5.125% 1/15/2029	417	421
Public Storage Operating Co. 2.30% 5/1/2031	2,632	2,215
Public Storage Operating Co. 5.10% 8/1/2033	166	166
American Funds Corporate Bond Fund — Page 14 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group Trust 1 3.50% 2/12/2025[1]	USD48	$47
VICI Properties, LP 4.375% 5/15/2025	770	757
VICI Properties, LP 4.625% 6/15/2025[1]	383	377
VICI Properties, LP 4.50% 1/15/2028[1]	850	808
VICI Properties, LP 4.75% 2/15/2028	6,733	6,527
VICI Properties, LP 4.95% 2/15/2030	3,061	2,917
VICI Properties, LP 5.125% 5/15/2032	8,813	8,279
		50,323
Materials 1.87%
Air Products and Chemicals, Inc. 4.85% 2/8/2034	1,000	981
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,300	1,295
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	1,185	1,193
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	375	377
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	565	570
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,921	1,930
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,390	1,424
Celanese US Holdings, LLC 6.165% 7/15/2027	250	254
Celanese US Holdings, LLC 6.35% 11/15/2028	673	693
Celanese US Holdings, LLC 6.33% 7/15/2029	556	571
Celanese US Holdings, LLC 6.55% 11/15/2030	366	381
Celanese US Holdings, LLC 6.379% 7/15/2032	1,214	1,245
Celanese US Holdings, LLC 6.70% 11/15/2033	2,174	2,286
Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
Dow Chemical Co. (The) 5.15% 2/15/2034	250	246
Dow Chemical Co. (The) 4.625% 10/1/2044	600	519
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,862
Dow Chemical Co. (The) 3.60% 11/15/2050	170	124
Dow Chemical Co. (The) 5.60% 2/15/2054	2,228	2,179
Eastman Chemical Co. 5.625% 2/20/2034	3,919	3,892
EIDP, Inc. 4.50% 5/15/2026	677	667
EIDP, Inc. 4.80% 5/15/2033	1,524	1,492
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[1]	852	794
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	1,048	736
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	825	544
Linde, Inc. 1.10% 8/10/2030	1,682	1,348
Linde, Inc. 2.00% 8/10/2050	866	488
Nutrien, Ltd. 5.95% 11/7/2025	640	645
Nutrien, Ltd. 5.00% 4/1/2049	300	272
Nutrien, Ltd. 5.80% 3/27/2053	154	155
OCI NV 6.70% 3/16/2033[1]	2,576	2,555
Sherwin-Williams Co. 3.125% 6/1/2024	700	695
Sherwin-Williams Co. 3.30% 5/15/2050	1,050	739
		33,166
Total corporate bonds, notes & loans		1,580,336
U.S. Treasury bonds & notes 2.64% U.S. Treasury 2.64%
U.S. Treasury 4.25% 1/31/2026	5,910	5,866
U.S. Treasury 4.625% 2/28/2026	45	45
U.S. Treasury 4.125% 2/15/2027	10,740	10,652
U.S. Treasury 4.00% 1/31/2029	1,746	1,726
U.S. Treasury 4.25% 2/28/2029	20	20
American Funds Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 2/15/2034	USD1,202	$1,179
U.S. Treasury 4.25% 5/15/2039	32	32
U.S. Treasury 1.75% 8/15/2041[5]	115	77
U.S. Treasury 4.75% 11/15/2043[5]	23,434	24,119
U.S. Treasury 4.50% 2/15/2044	121	121
U.S. Treasury 4.00% 11/15/2052	2	2
U.S. Treasury 4.75% 11/15/2053	2,877	3,061
		46,900
Asset-backed obligations 0.95%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	1,853	1,601
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	4,236	3,942
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	289	247
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	394	354
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	619	582
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	11,523	10,043
		16,769
Municipals 0.32% California 0.10%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	215	181
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	965	870
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	750	629
		1,680
Ohio 0.22%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,550	3,937
Total municipals		5,617
Bonds & notes of governments & government agencies outside the U.S. 0.21%
Panama (Republic of) 6.875% 1/31/2036	1,515	1,435
Panama (Republic of) 8.00% 3/1/2038	575	589
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	1,710	1,658
		3,682
Preferred securities 0.00% Financials 0.00%
Huntington Bancshares, Inc., Series F, 5.625% preferred depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 4.945% on 7/15/2030)[2]	89	81
Total bonds, notes & other debt instruments (cost: $1,722,778,000)		1,653,385
Short-term securities 7.55% Money market investments 7.55%	Shares
Capital Group Central Cash Fund 5.41%[7,8]	1,339,088	133,909
Total short-term securities (cost: $133,918,000)		133,909
Total investment securities 100.76% (cost: $1,856,696,000)		1,787,294
Other assets less liabilities (0.76)%		(13,457)
Net assets 100.00%		$1,773,837
American Funds Corporate Bond Fund — Page 16 of 20

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
2 Year U.S. Treasury Note Futures	Long	628	7/3/2024	USD128,583	$57
5 Year U.S. Treasury Note Futures	Long	615	7/3/2024	65,747	79
10 Year U.S. Treasury Note Futures	Short	771	6/28/2024	(85,147)	(88)
10 Year U.S. Treasury Note Futures	Short	2,567	6/28/2024	(293,079)	(1,135)
20 Year U.S. Treasury Bond Futures	Long	1,366	6/28/2024	162,895	375
30 Year Ultra U.S. Treasury Bond Futures	Long	298	6/28/2024	38,107	472
					$(240)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD125,253	$(2,577)	$(1,754)	$(823)
Investments in affiliates8

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 7.55%
Money market investments 7.55%
Capital Group Central Cash Fund 5.41%[7]	$142,398	$652,437	$660,926	$1	$(1)	$133,909	$4,359

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $178,090,000, which represented 10.04% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,107,000, which represented .29% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 2/29/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
American Funds Corporate Bond Fund — Page 17 of 20

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $693,106,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.  As of February 29, 2024, the fund did not have any interest rate swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $5,759,000 and $122,822,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 18 of 20

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,580,336	$—	$1,580,336
U.S. Treasury bonds & notes	—	46,900	—	46,900
Asset-backed obligations	—	16,769	—	16,769
Municipals	—	5,617	—	5,617
Bonds & notes of governments & government agencies outside the U.S.	—	3,682	—	3,682
Preferred securities	—	81	—	81
Short-term securities	133,909	—	—	133,909
Total	$133,909	$1,653,385	$—	$1,787,294

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$983	$—	$—	$983
Liabilities:
Unrealized depreciation on futures contracts	(1,223)	—	—	(1,223)
Unrealized depreciation on centrally cleared credit default swaps	—	(823)	—	(823)
Total	$(240)	$(823)	$—	$(1,063)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Corporate Bond Fund — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-032-0424O-S96442
American Funds Corporate Bond Fund — Page 20 of 20